Income taxes (Movement in net deferred tax assets and liabilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset at beginning of year	$ 892,860,000	$ 984,071,000
Expense for the year in net earnings	(51,296,000)	(92,791,000)
Recovery for the year in other comprehensive income	969,000	1,581,000
Effect of movements in exchange rates	598,000	(1,000)
End of year	$ 843,131,000	$ 892,860,000